NVIT International Index Fund
FUND SUMMARY: NVIT INTERNATIONAL INDEX FUND
Objective
The Fund seeks to match the performance of the MSCI Europe, Australasia and Far East Index (“MSCI EAFE® Index”) as closely as possible before the deduction of Fund expenses.
Fees and Expenses
This table describes the fees and expenses you may pay when buying and holding shares of the Fund. Sales charges and other expenses that may be imposed by variable insurance contracts are not included. See the variable insurance contract prospectus.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses NVIT International Index Fund	Class Y Shares	Class II Shares	Class VI Shares	Class VIII Shares
Management Fees	0.25%	0.25%	0.25%	0.25%
Distribution and/or Service (12b-1) Fees		0.25%	0.25%	0.40%
Other Expenses	0.07%	0.22%	0.22%	0.22%
Total Annual Fund Operating Expenses	0.32%	0.72%	0.72%	0.87%

Example
This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example, however, does not include charges that are imposed by variable insurance contracts. If these charges were reflected, the expenses listed below would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those time periods. It assumes a 5% return each year and no change in expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example NVIT International Index Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class Y shares	33	103	180	406
Class II shares	74	230	401	894
Class VI shares	74	230	401	894
Class VIII shares	89	278	482	1,073

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 8.67% of the average value of its portfolio.
Principal Investment Strategies
The Fund employs a "passive" management, or indexing, approach, designed to match approximately the performance of the MSCI EAFE® Index before the deduction of Fund expenses. The MSCI EAFE® Index includes common stocks of large- and mid-cap companies located in Europe, Australia and Asia (including the Far East). Under normal circumstances, the Fund invests at least 80% of its net assets in a statistically selected sampling of equity securities of companies included in the MSCI EAFE® Index. The Fund does not necessarily invest in all of the securities included in the MSCI EAFE® Index or in the same weightings.
Principal Risks
The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund's investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:

Stock market risk – the Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

Mid-cap risk – mid-cap companies are usually less stable in price and less liquid than larger, more established companies. Therefore, they generally involve greater risk.

Foreign securities risk – foreign securities may be more volatile, harder to price and less liquid than U.S. securities. The prices of foreign securities may be further affected by other factors, such as changes in the exchange rates between the dollar and the currencies in which the securities are traded.

Index fund risk – the Fund does not use defensive strategies or attempt to reduce its exposure to poor performing securities. Further, correlation between the Fund's performance and that of the index may be negatively affected by the Fund's expenses, changes in the composition of the index and the timing of purchase and redemption of Fund shares.

In addition to these risks, the Fund's portfolio managers may select securities that underperform the MSCI EAFE Index or other mutual funds with similar investment objectives and strategies. If the value of the Fund's investments goes down, you may lose money.
Performance
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the volatility or variability of the Fund’s annual total returns over time and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index. Remember, however, that past performance is not necessarily an indication of how the Fund will perform in the future. The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance contracts. If these amounts were reflected, returns would be less than those shown.
Annual Total Returns – Class II Shares (Years Ended December 31,)

Best Quarter: 25.17% 2nd qtr. of 2009 Worst Quarter: -20.23% 3rd qtr. of 2011
Average Annual Total Returns (For Periods Ended December 31, 2012)
Average Annual Total Returns NVIT International Index Fund	1 Year	5 Years	Since Inception	Inception Date
Class Y shares	18.89%	(3.67%)	0.02%	May 01, 2006
Class II shares	18.29%	(4.08%)	(0.40%)	May 01, 2006
Class VI shares	18.29%	(4.07%)	(0.40%)	May 01, 2006
Class VIII shares	18.21%	(4.13%)	(0.48%)	May 01, 2006
MSCI EAFE® Index (reflects no deduction for fees or expenses)	17.32%	(3.69%)	0.23%	May 01, 2006